PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Office equipment	$ 7,209	$ 15,833	$ 15,833
Accumulated depreciation	(8,624)	(7,042)	(3,874)
Carrying value	$ 7,209	$ 8,791	$ 11,959